VGOF - P19 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM INCOME FUND AND

PUTNAM VT INCOME FUND

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Brett Kozlowski and Andrew Benson in the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Albert Chan, CFA
Portfolio Manager, portfolio manager of the fund since 2024.

Tina Chou
Portfolio Manager, portfolio manager of the fund since 2024.

Patrick Klein, Ph.D.
Portfolio Manager, portfolio manager of the fund since 2024.

Matthew Walkup
Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Brett Kozlowski and Andrew Benson in the section titled “Who oversees and manages the fund? – Portfolio managers” in each Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Albert Chan, CFA	2024	Franklin Advisers 2024 – Present Putnam Investments 2002 – 2024	Portfolio Manager Portfolio Manager
Tina Chou	2024	Franklin Advisers 2004 – Present	Portfolio Manager
Patrick Klein, Ph.D.	2024	Franklin Advisers 2005 – Present	Portfolio Manager
Matthew Walkup	2024	Franklin Advisers 2005 – Present Putnam Investments 2014 – 2024	Portfolio Manager Portfolio Manager

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3)	The following replaces all references to Brett Kozlowski and Andrew Benson in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Albert Chan*	13**	$5,085,500,000	10	$2,462,700,000	2	$259,100,000
Tina Chou*	5	$7,954,600,000	2	$357,100,000	0	$0
Patrick Klein*	12	$16,655,300,000	7	$1,776,200,000	8**	$5,189,100,000
Matthew Walkup*	0	$0	0	$0	0	$0

*Information is provided as of August 31, 2024.

**2 accounts, with total assets of $1,867,900,000, pays an advisory fee based on account performance.

***1 account, with total assets of $1,226,900,000, pays an advisory fee based on account performance.

4)	The following replaces all references to Brett Kozlowski and Andrew Benson in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Albert Chan*	None
Tina Chou*	None
Patrick Klein*	None
Matthew Walkup*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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